Shareholders' Equity - Common Stock Repurchased (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common stock repurchased shares	65	59	22
Purchase of treasury stock	$ 2,336	$ 1,878	$ 550